Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Inventory
Finished products	$ 833	$ 873
Work in process	136	174
Raw materials	568	667
Total inventories	$ 1,537	$ 1,714